SCHEDULE OF OTHER EXPENSES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2026 USD ($)	Jun. 30, 2026 JPY (¥)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
Notes and other explanatory information [abstract]
Loss on disposal of equipment and furniture	[1]			¥ 33,950	¥ 1,237
Share of profit to project investors				17,114
Lease termination penalty	[2]	76	12,385
Loss on foreign currency exchange					555
Loss on lease modification or termination (c)	[3]	9	1,525
Others		18	2,803	229	2,620
Total		$ 103	¥ 16,713	¥ 51,293	¥ 4,412

[1]	It represents loss from write-off of the equipment and furniture. For the year ended June 30, 2025, such losses primarily related to the disposal of equipment and furniture in connection with the closure of restaurant in Wakayama.
[2]	It represents penalties for early termination of a lease due to the closure of a restaurant in December 2025.
[3]	During the years ended June 30, 2024, 2025 and 2026, the Company modified certain lease agreements due to changes in lease terms and rental payments and terminated certain lease agreements before their contractual expiry date. The carrying amounts of the related lease liabilities and right-of-use assets were remeasured or derecognized, as applicable. As a result, the Company recognized net gains of JPY102 thousand and JPY10,239 thousand in other income for the years ended June 30, 2024 and 2025, respectively, and a net loss of JPY1,525 thousand in other expenses for the year ended June 30, 2026, in the consolidated statements of profit or loss and comprehensive income.